Fair values of financial instruments carried at fair value - Financial instruments carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial liabilities	2,655,014	2,409,361
Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	75,266	83,170
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	157,439	164,466
Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	231,990	254,271
Transfers from Level 1 to Level 2	3,891	3,304
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,492	2,345
Transfers from Level 1 to Level 2	245	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers from Level 1 to Level 2	0	24
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	402,054	357,577
Transfers from Level 1 to Level 2	4,514	7,965
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,300	19,809
Financial liabilities	9,656	7,371
Recurring fair value measurement | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	75,266	83,170
Recurring fair value measurement | Trading liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	53,290	66,925
Recurring fair value measurement | Trading liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	21,814	16,192
Recurring fair value measurement | Trading liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	162	53	$ 58
Recurring fair value measurement | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	157,439	164,466
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,267	9,549
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	150,866	149,901
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,306	5,016	5,328
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	303,001	239,497
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,788	1,331
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	297,025	235,864
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,188	2,302	1,756
Recurring fair value measurement | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	231,990	254,271
Recurring fair value measurement | Trading assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	167,980	186,653
Recurring fair value measurement | Trading assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	61,511	62,639
Recurring fair value measurement | Trading assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,499	4,979	6,759
Transfers in	1,215	456
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	45,553	43,627
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,711	18,626
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,365	15,525
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,477	9,476	7,080
Transfers in	126	40
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	307,726	242,995
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,602	1,728
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	302,454	239,131
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,670	2,136	2,423
Transfers in	217	196
Recurring fair value measurement | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	402,054	357,577
Transfers from Level 1 to Level 2		15,100
Transfers in		2,900
Recurring fair value measurement | Financial investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	303,654	261,341
Recurring fair value measurement | Financial investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	94,746	93,018
Recurring fair value measurement | Financial investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,654	3,218	$ 2,796
Transfers in	$ 659	$ 287